Taxes On Income (Narrative) (Details)	12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Israeli Tax Authority [Member] ILS	Dec. 31, 2011 Israeli Taxation [Member]	Dec. 31, 2010 Israeli Taxation [Member]	Dec. 31, 2011 Encouragement Of Industry (Taxes) 1996 [Member] Y	Dec. 31, 2011 U.S. Federal [Member] USD ($) Y	Dec. 31, 2011 U.S. State [Member] USD ($)	Dec. 31, 2011 Research And Development Tax Credits [Member] USD ($)	Dec. 31, 2011 2011-2012 [Member] Development Zone A [Member]	Dec. 31, 2011 2011-2012 [Member] Elsewhere In Israel [Member]	Dec. 31, 2011 2013-2014 [Member] Development Zone A [Member]	Dec. 31, 2011 2013-2014 [Member] Elsewhere In Israel [Member]	Dec. 31, 2011 2014 and Thereafter [Member] Development Zone A [Member]	Dec. 31, 2011 2014 and Thereafter [Member] Elsewhere In Israel [Member]	Dec. 31, 2011 Approved Enterprise [Member] USD ($)	Dec. 31, 2011 Privileged Enterprise [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Y	Dec. 31, 2011 Minimum [Member] U.S. State [Member]	Dec. 31, 2011 Minimum [Member] Research And Development Tax Credits [Member]	Dec. 31, 2011 Maximum [Member] Y	Dec. 31, 2011 Maximum [Member] U.S. State [Member]	Dec. 31, 2011 Maximum [Member] Research And Development Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Uncertain tax positions interest expense	$ 13,587,000	$ 10,695,000	$ 8,239,000
Uncertain tax positions income tax accrual	48,025,000	34,438,000
Taxes payable				197,000,000
Effective income tax rate					24.00%	25.00%
Future effective income tax rate	25.00%
Effective real capital gains tax rate	25.00%
Enacted effective income tax rate	(6.00%)	(8.00%)	(13.00%)								10.00%	15.00%	7.00%	12.50%	6.00%	12.00%			10.00%
Dividend income tax rate	15.00%
Number of investment program granting status																	6
Number of investment programs ended																	4
Amendment of plans for gaining privileged rights																		seventh eighth and ninth plans
Privileges expiration year																		2019
Income tax exemption period (in years)	2
Tax period based on foreign investments (in years)																			5			8
Common shares repurchased, shares	5,590,000	5,650,000	7,810,000															84,831,728
Common shares repurchased, value	300,000,000	200,000,000	202,285,000															2,068,576,000
Retained earnings exempt from tax	3,973,045,000	3,429,079,000															713,007,000	1,024,198,000
Income tax liability incurred																	163,617,000	163,655,000
Fixed assets amortization period (in years)							8
Minimum percentage of income in tax year from industrial production to be considered an "Industrial Company" in Israel	90.00%
Undistributed earnings	93,443,000
U.S. federal loss carryforward								654,000,000	665,000,000	10,000,000
Operating loss carryforwards offset period (in years)								20
Operating loss carryforward expiration years								2024												2012	2019		2024	2028
Compensation expense recognized transferred to additional paid-in capital								$ 0